FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

               Report for the Calendar Year or Quarter Ended: June 30, 2000

               Check here if Amendment [ ]: Amendment Number:

                          This Amendment (Check only one.):

                                   [ ] is a restatement

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Stephen A. Feinberg
                     -----------------------------------------------------------

Address:             450 Park Avenue, 28th Floor
                     -----------------------------------------------------------
                     New York, NY 10022
                     -----------------------------------------------------------

                     -----------------------------------------------------------

Form 13F File Number: 28-6882
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:                   Stephen A. Feinberg
                        --------------------------------------------------------
Title:                  Investment Manager
                        --------------------------------------------------------
Phone:                  (212) 421-2600
                        --------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Stephen Feinberg
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[Signature]
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New York, NY
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[City, State]
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08/07/00
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[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager, [If there are no entries in this list, omit this section.]

Form 13F File Number 28-6286
                     -----------------------------------------------------------
Name                 J. Ezra Merkin*
                     -----------------------------------------------------------

                              Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:           0*

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Form 13F Information Table Entry Total:      24

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Form 13F Information Table Value Total:
   $172,794   (thousands)
-------------

List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.      0*
         -----------------------------------------------------------------------

Form 13F File Number 28-6286
                     -----------------------------------------------------------

Name                 J. Ezra Merkin*
                     -----------------------------------------------------------


______________
* Mr. Stephen A. Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                                                                          STEPHEN A. FEINBERG
                                                                                FORM 13F
                                                                      FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000) PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN SKIING COMPANY        COMMON STOCK     029654308 $ 3,720  1,352,800  SH      SOLE      N/A          X
ANACOMP, INC.                  COMMON STOCK     032371106 $   678    246,400  SH      SOLE      N/A          X
CALIFORNIA COASTAL             COMMON STOCK     129915203 $   763    127,209  SH      SOLE      N/A          X
CAPITOL FEDERAL
FINANCIAL CORP                 COMMON STOCK     14057C106 $12,810  1,158,000  SH      SOLE      N/A          X
CONDUCTUS INC.                 COMMON STOCK     206784100 $ 4,203    230,300  SH      SOLE      N/A          X
CRONOS GROUP, N.V.             ORD              L20708100 $ 1,813    287,200  SH      SOLE      N/A          X
FIRST UNION REAL ESTATE        SH BEN INT       337400105 $ 4,853  1,764,699  SH      SOLE      N/A          X
FIRST UNION REAL ESTATE        PRD CONV SER A   337400303 $   614     30,500  SH      SOLE      N/A          X
FRIENDLY'S ICE CREAM CORP.     COMMON STOCK     358497105 $   400     79,935  SH      SOLE      N/A          X
GRAND UNION CO.                COMMON STOCK     386532402 $    65    130,000  SH      SOLE      N/A          X
HEALTHAXIS, INC.               COMMON STOCK     42219D100 $   325     86,656  SH      SOLE      N/A          X
I-STAT CORP.                   COMMON STOCK     450312103 $30,795  1,759,702  SH      SOLE      N/A          X
IBERIABANK CORP.               COMMON STOCK     450828108 $ 2,239    145,600  SH      SOLE      N/A          X
IMPERIAL PARKING CORP.         COMMON STOCK     453077109 $   911     69,748  SH      SOLE      N/A          X
MTR GAMING GROUP, INC.         COMMON STOCK     553769100 $ 2,063    412,500  SH      SOLE      N/A          X
NUCENTRIX BROADBAND NETWORKS   COMMON STOCK     670198100 $33,430  1,298,266  SH      SOLE      N/A          X
PENN TRAFFIC COMPANY           COMMON STOCK     707832200 $   987    179,400  SH      SOLE      N/A          X
RAMTRON INTERNATIONAL CORP.    COMMON STOCK     751907304 $   102     11,630  SH      SOLE      N/A          X
REUNION INDUSTRIES INC.        COMMON STOCK     761312107 $   130     67,303  SH      SOLE      N/A          X
SANDS REGENT                   COMMON STOCK     800091100 $   436    248,900  SH      SOLE      N/A          X
SOLUTIA INC.                   COMMON STOCK     834376105 $   138     10,000  SH      SOLE      N/A          X
SPEEDUS.COM                    COMMON STOCK     847723103 $   102     21,548  SH      SOLE      N/A          X
TRANS WORLD ENTERTAINMENT CORP.COMMON STOCK     89336Q100 $70,787  5,838,081  SH      SOLE      N/A          X
VITRAN INC.                    COMMON STOCK     92850E107 $   432    117,200  SH      SOLE      N/A          X